INCOME TAXES - Others (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Tax contingencies/settlements	$ 43	$ (3)	$ 137
Prior period taxes	(4)	14	(31)
Others	(9)	7	(12)
Total	$ 30	$ 18	$ 94